COMMERCIAL PROPERTY REVENUE (Tables)	6 Months Ended
Jun. 30, 2022
Revenue [abstract]
Disclosure of components of commercial property revenue
The components of commercial property revenue are as follows:

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2022	2021	2022	2021
Base rent	$768	$870	$1,580	$1,718
Straight-line rent	5	15	7	25
Lease termination	2	12	12	45
Other lease income(1)	152	145	322	304
Other revenue from tenants(2)	258	242	519	477
Total commercial property revenue	$1,185	$1,284	$2,440	$2,569
(1)Other lease income includes parking revenue and recovery of property tax and insurance expenses from tenants.
(2)Consists of recovery of certain operating expenses from tenants which are accounted for in accordance with IFRS 15, Revenue from Contracts with Customers.